Fair Value of Financial Instruments, Derivatives and Fair Value Disclosures (Fair Values of Assets and Liabilities Measured on Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($)
$ in Thousands
	Mar. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Available-for-sale Securities	$ 16		$ 102		$ 2,115
Fair Value, Inputs, Level 1 [Member]
Available-for-sale Securities
Fair Value, Inputs, Level 2 [Member]
Available-for-sale Securities	$ 16	[1]	$ 102	[1],[2]	$ 2,115	[2]

[1]	For interest rate caps, fair values are derived using valuation models that utilize the income valuation approach. These valuation models take into account contract terms such as maturity, as well as other inputs such as interest rate yield curves and creditworthiness of the counterparty and the Company.
[2]	(1) For interest rate caps, fair values are derived using valuation models that utilize the income valuation approach. These valuation models take into account contract terms such as maturity, as well as other inputs such as interest rate yield curves and creditworthiness of the counterparty and the Company.